Long-Term Debt - Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt,
2024	$ 48,000
2025	396,642
Total long-term debt	$ 444,642	$ 499,912